Average Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index One Year	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Five Years	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years
Total	4.32%	3.25%	1.93%	2.56%	3.36%	2.05%	0.81%	1.95%	0.92%	1.49%	1.97%	1.06%	4.32%	3.28%	1.78%	6.34%	4.32%	2.66%